Pension and Other Postretirement Benefits Net periodic benefit cost (Details) (USD $) In Millions, unless otherwise specified		9 Months Ended
	Feb. 03, 2012	Jun. 30, 2012 Defined Benefit Pension [Member]	Jun. 30, 2011 Defined Benefit Pension [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and other postretirement benefits, spin-off adjustment	$ 11.5
Pension and other postretirment benefit, net of tax, spin-off adjustment	7.2
Service Cost		2.9	2.8	1.8	1.9
Interest Cost		1.1	1.0	3.2	2.7
Expected return on plan assets		(1.2)	(1.3)
Amortization of net loss		0.4	0.3	0.8	0.1
Recognized prior service cost		0.3	0.3	(0.8)	(0.8)
Net periodic benefit cost		$ 3.5	$ 3.1	$ 5.0	$ 3.9